Business Combinations - Schedule of Certain Unaudited Pro Forma Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Abstract]
Pro forma net sales	$ 733,259	$ 665,311
Pro forma net income	$ 103,999	$ 122,177